Interim condensed consolidated statement of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities
Profit for the period	€ 167,733	€ 153
Adjustments of non-cash items	49,961	26,530
Changes in working capital	(145,943)	(10,671)
Income tax paid	(711)	(1,172)
Interest received	450	2,461
Net cash provided by operating activities	71,490	17,300
Cash flow from investing activities
Additions to property, plant and equipment	(672,217)	(296,152)
Additions to intangible assets	(987)	(8)
Leasehold deposits	(76)	173
Net cash used in investing activities	(673,280)	(295,987)
Cash flow from financing activities
Principal repayment of lease liabilities	(934)	(876)
Interest paid	(21,166)	(5,485)
Proceeds from issue of share capital		154,956
Transactional costs on issues of shares		(2,506)
Repurchase of treasury shares	(1,716)
Bank charges	(56)
Proceeds from borrowing net of bank fees (of EUR 17.1 million in H1 2025 and EUR 1.7 million in H1 2024)	644,057	128,286
Repayment of loan	(23,829)
Net cash provided by/(used in) financing activities	596,356	274,375
Net (decrease)/increase in cash and cash equivalents	(5,434)	(4,312)
Cash and cash equivalents at beginning of the period	58,464	96,608
Effect of exchange rate on cash and cash equivalents		754
Cash and cash equivalents at end of the period	€ 53,030	€ 93,050